Trade receivables (Details 4) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 8,301	$ 8,727
Trade receivables [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	8,301	8,727
Trade receivables [member] | USD
Disclosure of provision matrix [line items]
Total trade receivables, net	3,466	3,510
Trade receivables [member] | EUR
Disclosure of provision matrix [line items]
Total trade receivables, net	1,384	1,551
Trade receivables [member] | JPY
Disclosure of provision matrix [line items]
Total trade receivables, net	466	658
Trade receivables [member] | CNY
Disclosure of provision matrix [line items]
Total trade receivables, net	279	282
Trade receivables [member] | RUB
Disclosure of provision matrix [line items]
Total trade receivables, net	341	247
Trade receivables [member] | BRL
Disclosure of provision matrix [line items]
Total trade receivables, net	165	206
Trade receivables [member] | GBP
Disclosure of provision matrix [line items]
Total trade receivables, net	202	183
Trade receivables [member] | AUD
Disclosure of provision matrix [line items]
Total trade receivables, net	125	161
Trade receivables [member] | CHF
Disclosure of provision matrix [line items]
Total trade receivables, net	89	100
Trade receivables [member] | CAD
Disclosure of provision matrix [line items]
Total trade receivables, net	129	136
Trade receivables [member] | Others
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 1,655	$ 1,693